Income tax (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income tax [Line Items]
Profit (Loss) before tax		$ 208,907	$ 25,308	$ (48,842)
Tax losses from non-taxable jurisdictions		42,808	22,708	12,318
Taxable profit (loss)		251,715	48,016	(36,524)
Income tax calculated at domestic tax rates applicable to Profit (Losses) Income in the respective countries		(102,211)	(31,107)	(809)
Tax losses where no deferred tax benefit is recognised		(7,344)	(8,111)	(6,616)
Effect of currency translation on tax base		3,336	(2,330)	(2,840)
Changes in the income tax rate (Note 16)		(1,874)	542	220
Previously unrecognized tax losses		4,882	0	0
Non-taxable results	[1]	(3,029)	(2,139)	(1,759)
Income tax		$ (106,240)	$ (43,145)	$ (11,804)

[1]	Includes non-deductible expenses in each jurisdiction and changes in the estimation of deferred tax assets and liabilities.